Information on Business Segments - Schedule of Operating Results by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 692	$ 272
Less: direct cost of revenue	33
Gross Margin	659	272
Total Operating Expenses	(9,398)	(3,877)
Total Other Income (Expense)	(2,914)	(2,090)
Net (Loss) from Operations Before Income Taxes	(11,653)	(5,695)
Income Taxes (Expense)/Credit
Net (Loss) from Operations	(11,653)	(2,624)
Net (Loss) from Discontinued Operations	(1,045)	(2,624)
Preferred dividends	(863)	(2,608)
Non-controlling interest	637	200
Net (Loss)	(12,924)	(10,727)
Segment Assets	38,152	47,767
Parent (Two Rivers) [Member]
Revenue
Less: direct cost of revenue
Gross Margin
Total Operating Expenses	(752)	(1,208)
Total Other Income (Expense)	(530)	(24)
Net (Loss) from Operations Before Income Taxes	(1,282)	(1,232)
Income Taxes (Expense)/Credit
Net (Loss) from Operations	(1,282)	(1,232)
Net (Loss) from Discontinued Operations
Preferred dividends	(369)	(1,937)
Non-controlling interest
Net (Loss)	(1,651)	(3,169)
Segment Assets	766	726
Farms (DFP) [Member]
Revenue
Less: direct cost of revenue
Gross Margin
Total Operating Expenses
Total Other Income (Expense)
Net (Loss) from Operations Before Income Taxes
Income Taxes (Expense)/Credit
Net (Loss) from Operations
Net (Loss) from Discontinued Operations	(1,045)	(2,624)
Preferred dividends
Non-controlling interest
Net (Loss)	(1,045)	(2,624)
Segment Assets		2,785
Greenhouse (GrowCo., GCP1, GCP2) [Member]
Revenue	620	204
Less: direct cost of revenue
Gross Margin	620	204
Total Operating Expenses	(501)	(2,457)
Total Other Income (Expense)	(2,016)	(1,463)
Net (Loss) from Operations Before Income Taxes	(1,897)	(3,716)
Income Taxes (Expense)/Credit
Net (Loss) from Operations	(1,897)	(3,716)
Net (Loss) from Discontinued Operations
Preferred dividends	(478)	(671)
Non-controlling interest	644	(206)
Net (Loss)	(1,731)	(4,181)
Segment Assets	9,433	9,179
Water (TR Cap) [Member]
Revenue	72	68
Less: direct cost of revenue	33
Gross Margin	39	68
Total Operating Expenses	(8,145)	(212)
Total Other Income (Expense)	(368)	(603)
Net (Loss) from Operations Before Income Taxes	(8,474)	(747)
Income Taxes (Expense)/Credit
Net (Loss) from Operations	(8,474)	(747)
Net (Loss) from Discontinued Operations
Preferred dividends	(16)
Non-controlling interest	(7)	(6)
Net (Loss)	(8,497)	(753)
Segment Assets	$ 27,953	$ 35,077